UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  John T. McCafferty
                            Title: General Counsel
                            Phone: 214.880.4000


Signature, Place, and Date of Signing:

  /s/ John T. McCafferty              Dallas, TX             August 16, 2010
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 63
                      Form 13F Information Table Value Total: $7,813,878
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS          CUSIP    (X$1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------
ADOBE SYS INC             COM        00724F101    222,509    8,418,813   SH             SOLE                8,418,813    0       0
AMERICAN PUBLIC
EDUCATION IN              COM        02913V103     16,583      379,480   SH             SOLE                  379,480    0       0
APOLLO GROUP INC          CL A       037604105    317,845    7,483,993   SH             SOLE                7,483,993    0       0
APPLE INC                 COM        037833100    329,483    1,309,915   SH             SOLE                1,309,915    0       0
ARTIO GLOBAL INVS
INC                     COM CL A     04315B107     15,841    1,006,420   SH             SOLE                1,006,420    0       0
BANK OF NEW YORK
MELLON CORP               COM        064058100    109,007    4,415,010   SH             SOLE                4,415,010    0       0
BLUEFLY INC             COM NEW      096227301      6,667    3,704,101   SH             SOLE                3,704,101    0       0
CAPELLA EDUCATION
COMPANY                   COM        139594105     49,495      608,424   SH             SOLE                  608,424    0       0
CARDIOVASCULAR SYS
INC DEL                   COM        141619106      6,123    1,366,817   SH             SOLE                1,366,817    0       0
CHILDRENS PL
RETAIL STORES I           COM        168905107     91,343    2,075,041   SH             SOLE                2,075,041    0       0
CHINA NUOKANG
BIO-PHARM INC        SPONSORED ADS   16949B113      2,868      600,000   SH             SOLE                  600,000    0       0
CITIGROUP INC             COM        172967101    232,603   61,862,591   SH             SOLE               61,862,591    0       0
CITRIX SYS INC            COM        177376100    220,092    5,211,744   SH             SOLE                5,211,744    0       0
COMCAST CORP NEW         CL A        20030N101     96,070    5,530,800   SH             SOLE                5,530,800    0       0
COMCAST CORP NEW       CL A SPL      20030N200    126,858    7,721,130   SH             SOLE                7,721,130    0       0
COMMSCOPE INC             COM        203372107    179,376    7,546,313   SH             SOLE                7,546,313    0       0
CORNING INC               COM        219350105    328,469   20,338,663   SH             SOLE               20,338,663    0       0
COVIDIEN PLC              SHS        G2554F105    109,402    2,722,803   SH             SOLE                2,722,803    0       0
CVS CAREMARK
CORPORATION               COM        126650100     95,728    3,264,946   SH             SOLE                3,264,946    0       0
DAVITA INC                COM        23918K108    225,952    3,618,711   SH             SOLE                3,618,711    0       0
DEVRY INC DEL             COM        251893103    100,796    1,920,292   SH             SOLE                1,920,292    0       0
DIGITALGLOBE INC        COM NEW      25389M877     30,269    1,150,929   SH             SOLE                1,150,929    0       0
DIRECTV                COM CL A      25490A101    148,371    4,374,157   SH             SOLE                4,374,157    0       0
DOLLAR GEN CORP
NEW                       COM        256677105     88,386    3,208,207   SH             SOLE                3,208,207    0       0
EDUCATION MGMT
CORP NEW                  COM        28140M103     15,610    1,023,601   SH             SOLE                1,023,601    0       0
ERICSSON L M TEL
CO                    ADR B SEK 10   294821608     94,286    8,555,886   SH             SOLE                8,555,886    0       0
EXPEDIA INC DEL           COM        30212P105    209,785   11,170,682   SH             SOLE               11,170,682    0       0
EXPRESS SCRIPTS
INC                       COM        302182100     49,700    1,056,996   SH             SOLE                1,056,996    0       0
FAMILY DLR STORES
INC                       COM        307000109    160,250    4,251,781   SH             SOLE                4,251,781    0       0
GILEAD SCIENCES
INC                       COM        375558103    117,725    3,434,204   SH             SOLE                3,434,204    0       0
GOOGLE INC               CL A        38259P508     96,801      217,555   SH             SOLE                  217,555    0       0
HOME INNS & HOTELS
MGMT INC               SPON ADR      43713W107     76,696    1,964,557   SH             SOLE                1,964,557    0       0
INVESCO LTD               SHS        G491BT108    105,278    6,255,390   SH             SOLE                6,255,390    0       0
IRONWOOD
PHARMACEUTICALS INC    COM CL A      46333X108     10,609      890,000   SH             SOLE                  890,000    0       0
ITRON INC                 COM        465741106     94,022    1,520,906   SH             SOLE                1,520,906    0       0
JPMORGAN CHASE
& CO                      COM        46625H100    113,982    3,113,400   SH             SOLE                3,113,400    0       0
KOHLS CORP                COM        500255104    213,582    4,496,471   SH             SOLE                4,496,471    0       0
LENDER PROCESSING
SVCS INC                  COM        52602E102    108,460    3,464,066   SH             SOLE                3,464,066    0       0
LONGTOP FINL
TECHNOLOGIES LT           ADR        54318P108    117,150    3,615,731   SH             SOLE                3,615,731    0       0
MACYS INC                 COM        55616P104    223,637   12,493,688   SH             SOLE               12,493,688    0       0
MARVELL TECHNOLOGY
GROUP LTD                 ORD        G5876H105    324,309   20,577,980   SH             SOLE               20,577,980    0       0
MEDIDATA SOLUTIONS
INC                       COM        58471A105      9,965      643,331   SH             SOLE                  643,331    0       0
PERFECT WORLD CO
LTD                  SPON ADR REP B  71372U104     72,892    3,311,775   SH             SOLE                3,311,775    0       0
PFIZER INC                COM        717081103    331,085   23,217,741   SH             SOLE               23,217,741    0       0
PROGRESSIVE CORP
OHIO                      COM        743315103    214,920   11,480,785   SH             SOLE               11,480,785    0       0
QUALCOMM INC              COM        747525103    332,858   10,135,760   SH             SOLE               10,135,760    0       0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF S   780097739        581       52,000   SH             SOLE                   52,000    0       0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SHS Q  780097754      2,051      179,100   SH             SOLE                  179,100    0       0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF T   780097713      6,509      537,500   SH             SOLE                  537,500    0       0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR L RP PF  780097788      2,145      154,000   SH             SOLE                  154,000    0       0
SIGNET JEWELERS
LIMITED                   SHS        G81276100     19,103      694,671   SH             SOLE                  694,671    0       0
SKYWORKS SOLUTIONS
INC                       COM        83088M102    217,525   12,955,619   SH             SOLE               12,955,619    0       0

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS          CUSIP    (X$1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------
SOLARWINDS INC            COM        83416B109     50,127    3,125,095   SH             SOLE                3,125,095    0       0
STANLEY BLACK &
DECKER INC                COM        854502101    238,635    4,723,572   SH             SOLE                4,723,572    0       0
TEVA PHARMACEUTICAL
INDS LTD                  ADR        881624209     64,698    1,244,423   SH             SOLE                1,244,423    0       0
TOYOTA MOTOR CORP    SP ADR REP2COM  892331307     36,321      529,694   SH             SOLE                  529,694    0       0
TYCO INTERNATIONAL
LTD                       SHS        H89128104    235,089    6,672,985   SH             SOLE                6,672,985    0       0
UNITEDHEALTH GROUP
INC                       COM        91324P102    110,094    3,876,542   SH             SOLE                3,876,542    0       0
VANCEINFO
TECHNOLOGIES INC          ADR        921564100     91,955    3,949,976   SH             SOLE                3,949,976    0       0
VIACOM INC NEW           CL B        92553P201    160,995    5,132,142   SH             SOLE                5,132,142    0       0
WELLPOINT INC             COM        94973V107    214,581    4,385,462   SH             SOLE                4,385,462    0       0
WHITING PETE CORP
NEW                       COM        966387102    102,526    1,307,400   SH             SOLE                1,307,400    0       0
WINNEBAGO INDS INC        COM        974637100     17,205    1,730,915   SH             SOLE                1,730,915    0       0